ACQUISITION OF ILLUME MOBILE(Details 1) (USD $)	1 Months Ended
Jul. 31, 2012
Fair Value
Business Acquisition [Line Items]
Intangible assets	630,000
ILLUME MOBILE | Fair Value
Business Acquisition [Line Items]
Intangible assets	630,000
ILLUME MOBILE | Customer Relationships
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years
ILLUME MOBILE | Customer Relationships | Fair Value
Business Acquisition [Line Items]
Intangible assets	100,000
ILLUME MOBILE | Software
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years 6 months
ILLUME MOBILE | Software | Fair Value
Business Acquisition [Line Items]
Intangible assets	310,000
ILLUME MOBILE | Tradename
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years
ILLUME MOBILE | Tradename | Fair Value
Business Acquisition [Line Items]
Intangible assets	130,000
ILLUME MOBILE | Covenant Not To Compete
Business Acquisition [Line Items]
Estimated Useful Life (in years)	2 years
ILLUME MOBILE | Covenant Not To Compete | Fair Value
Business Acquisition [Line Items]
Intangible assets	90,000